FAIR VALUE MEASUREMENTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
March 2013 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend yield	0.00%	0.00%
Risk-free rate of return	0.88%	0.92%
Expected life in years	2 years	2 years 3 months
Volatility	69.40%	119.50%
July 2013 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend yield	0.00%	0.00%
Risk-free rate of return	0.88%	0.92%
Expected life in years	2 years 3 months	2 years 6 months
Volatility	121.00%	114.00%
September 2013 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend yield	0.00%	0.00%
Risk-free rate of return	0.88%	0.92%
Expected life in years	2 years 5 months 12 days	2 years 8 months 12 days
Volatility	117.90%	110.70%
January 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend yield	0.00%	0.00%
Risk-free rate of return	1.04%	0.92%
Expected life in years	2 years 9 months	3 years
Volatility	111.50%	104.90%